Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Defined Benefit Plans Adjustment Attributable to Parent | Continuing Operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	$ 0	$ (1,972)	$ (2,996)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	0	1,972	1,024
Ending Balance	0	0	(1,972)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent | Discontinued Operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	0	0	(22,514)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	0	0	682
Changes to non-controlling interest from equity contributions and other			21,832
Ending Balance	0	0	0
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	0	(1,972)	(25,510)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	0	1,972	1,706
Changes to non-controlling interest from equity contributions and other			21,832
Ending Balance	$ 0	$ 0	$ (1,972)